Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 839,547	$ 846,984
Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	133,717	130,040
Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	21,008	22,177
Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	55,076	43,486
Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	225,541	221,223
Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	382,550	405,092
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	73,515	82,341
Watch | Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	15,016	14,814
Watch | Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,007	4,580
Watch | Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,111	6,459
Watch | Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	26,331	26,063
Watch | Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	23,662	29,753
Watch | Installment and other Consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	388	672
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	32,418	25,838
Substandard | Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,553	6,485
Substandard | Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	92	396
Substandard | Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,403	2,035
Substandard | Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,579	5,472
Substandard | Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	14,510	11,027
Substandard | Installment and other Consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	281	423
Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	23,680	31,081
Non-accrual | Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,684	1,335
Non-accrual | Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,204	2,497
Non-accrual | Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,251	7,762
Non-accrual | Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,165	5,330
Non-accrual | Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	9,074	13,938
Non-accrual | Installment and other Consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	302	219
Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	129,613	139,260
Total Watch, Substandard, and Non-Accrual Loans | Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	24,253	22,634
Total Watch, Substandard, and Non-Accrual Loans | Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,303	7,473
Total Watch, Substandard, and Non-Accrual Loans | Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	13,765	16,256
Total Watch, Substandard, and Non-Accrual Loans | Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	39,075	36,865
Total Watch, Substandard, and Non-Accrual Loans | Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	47,246	54,718
Total Watch, Substandard, and Non-Accrual Loans | Installment and other Consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 971	$ 1,314